Short Duration Inflation-Protected Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.8%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$726	$ 561,232
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	1,528	1,508,485
LL ABS Trust, Series 2022-1A, Class A, 3.76%, 11/15/29(1)	2,193	2,151,130
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	48	44,781
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	2,218	2,173,259
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(1)	3,314	3,204,197
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	737	671,572
Stack Infrastructure Issuer, LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	956	935,480
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	941,518
Total Asset-Backed Securities (identified cost $12,844,114)		$ 12,191,654

Commercial Mortgage-Backed Securities — 3.3%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.513%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$4,912	$ 4,893,322
Series 2021-VOLT, Class B, 5.409%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	5,000	4,832,701
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 5.529%, (1 mo. USD LIBOR + 1.07%), 12/15/37(1)(2)	3,135	3,137,135
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.11%, 8/10/50(1)(3)	2,331	2,242,383
Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(3)	455	436,548
Series 2015-CR22, Class D, 4.07%, 3/10/48(1)(3)	1,000	869,112
Extended Stay America Trust, Series 2021-ESH, Class A, 5.539%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	3,162	3,120,330
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.609%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	3,000	2,951,487
Total Commercial Mortgage-Backed Securities (identified cost $22,789,631)		$ 22,483,018

U.S. Treasury Obligations — 93.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
2.00%, 1/15/26(4)	$34,499	$ 34,717,287
2.375%, 1/15/25(4)	36,327	36,498,421
2.375%, 1/15/27(4)	33,955	35,037,966
U.S. Treasury Inflation-Protected Notes:
0.125%, 7/15/24(4)	32,600	31,653,387
0.125%, 10/15/24(4)	37,133	35,945,032
0.125%, 4/15/25(4)	36,884	35,369,051
0.125%, 10/15/25(4)	40,160	38,523,873
0.125%, 4/15/26(4)	42,004	39,914,630
0.125%, 7/15/26(4)	37,262	35,527,748
0.125%, 10/15/26(4)	37,044	35,232,990
0.125%, 4/15/27(4)	37,960	35,862,840
0.25%, 1/15/25(4)	37,709	36,384,070
0.375%, 7/15/25(4)	37,663	36,438,780
0.375%, 1/15/27(4)	38,208	36,521,798
0.375%, 7/15/27(4)	46,249	44,274,887
0.50%, 4/15/24(4)	22,429	21,870,424
0.50%, 1/15/28(4)	15,691	15,023,221
0.625%, 1/15/26(4)	51,372	49,707,261
1.625%, 10/15/27(4)	5,025	5,092,867
Total U.S. Treasury Obligations (identified cost $684,528,797)		$639,596,533

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(5)	3,074,450	$ 3,074,450
Total Short-Term Investments (identified cost $3,074,450)		$ 3,074,450
Total Investments — 98.8% (identified cost $723,236,992)		$677,345,655
Other Assets, Less Liabilities — 1.2%		$ 8,354,052
Net Assets — 100.0%		$685,699,707

Short Duration Inflation-Protected Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $34,674,672 or 5.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.47% (pays upon termination)	4/21/24	$ (236,105)
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.27% (pays upon termination)	3/28/25	(481,807)
USD	35,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.04% (pays upon termination)	4/25/25	(594,580)
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.92% (pays upon termination)	9/2/25	724,055
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.76% (pays upon termination)	4/1/26	(447,457)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.73% (pays upon termination)	5/27/26	675,421
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.71% (pays upon termination)	8/11/26	541,324
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	327,462
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	391,900
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	434,153
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(669,451)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	779,152
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.81% (pays upon termination)	10/12/27	365,597
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	154,375
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.37% (pays upon termination)	3/10/28	(821,605)
							$1,142,434
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
LIBOR	– London Interbank Offered Rate
Currency Abbreviations:
USD	– United States Dollar

At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Short Duration Inflation-Protected Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,074,450, which represents 0.5% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,445,764	$47,170,815	$(51,542,129)	$ —	$ —	$3,074,450	$33,653	3,074,450
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 12,191,654	$ —	$ 12,191,654
Commercial Mortgage-Backed Securities	—	22,483,018	—	22,483,018
U.S. Treasury Obligations	—	639,596,533	—	639,596,533
Short-Term Investments	3,074,450	—	—	3,074,450
Total Investments	$3,074,450	$674,271,205	$ —	$677,345,655
Swap Contracts	$ —	$ 4,393,439	$ —	$ 4,393,439
Total	$3,074,450	$678,664,644	$ —	$681,739,094
Liability Description
Swap Contracts	$ —	$ (3,251,005)	$ —	$ (3,251,005)
Total	$ —	$ (3,251,005)	$ —	$ (3,251,005)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its annual report to shareholders.
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